Shareholder Report, Line Graph (Details) IYFU_MML Fundamental Equity Fund_Class II_TSR Annual {Class II} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class II
Account Value [Line Items]
Accumulated Value	$ 33,204	$ 26,840	$ 21,821	$ 27,357	$ 21,428	$ 17,854	$ 13,349	$ 13,243	$ 10,373	$ 10,000	$ 38,567
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	$ 33,786	$ 27,025	$ 21,400	$ 26,132	$ 20,304	$ 17,149	$ 13,042	$ 13,640	$ 11,196	$ 10,000	$ 39,827